Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.68%
Australia–3.68%
Goodman Group	71,002	$1,563,981
GPT Group (The)	203,526	605,696
National Storage REIT	403,357	630,478
Stockland	420,879	1,329,924
		4,130,079
Belgium–0.57%
VGP N.V.	5,546	634,802
Canada–1.69%
Chartwell Retirement Residences	94,530	862,568
StorageVault Canada, Inc.	269,954	1,028,358
		1,890,926
France–1.72%
Klepierre S.A.	34,479	892,508
Unibail-Rodamco-Westfield SE(a)	12,865	1,034,941
		1,927,449
Germany–2.95%
Instone Real Estate Group SE(b)	26,326	253,537
LEG Immobilien SE	25,573	2,196,487
Sirius Real Estate Ltd.	694,763	858,934
		3,308,958
Hong Kong–3.78%
Link REIT	409,400	1,763,045
Sun Hung Kai Properties Ltd.	148,500	1,434,463
Swire Properties Ltd.	243,800	512,815
Wharf Real Estate Investment Co. Ltd.	163,000	530,712
		4,241,035
Japan–11.76%
Advance Residence Investment Corp.	234	518,122
Industrial & Infrastructure Fund Investment Corp.	584	530,263
Japan Real Estate Investment Corp.	347	1,237,003
Mitsubishi Estate Co. Ltd.	120,200	2,193,167
Mitsui Fudosan Co. Ltd.	117,900	1,271,135
Nippon Accommodations Fund, Inc.	72	310,734
Nippon Building Fund, Inc.	335	1,340,038
Nippon Prologis REIT, Inc.	429	764,218
Nomura Real Estate Holdings, Inc.	32,000	904,041
Nomura Real Estate Master Fund, Inc.	599	592,312
Sumitomo Realty & Development Co. Ltd.	49,700	1,851,798
Tokyu Fudosan Holdings Corp.	206,700	1,670,023
		13,182,854
Netherlands–0.47%
CTP N.V.(b)	29,410	524,640
Singapore–0.91%
CapitaLand Integrated Commercial Trust	699,700	1,025,942
Shares		Value
Spain–2.07%
Cellnex Telecom S.A.(b)	27,797	$983,310
Merlin Properties SOCIMI S.A.	124,045	1,334,583
		2,317,893
Sweden–1.68%
Castellum AB(a)	18,027	237,295
Fastighets AB Balder, Class B(a)(c)	224,039	1,645,666
		1,882,961
United Kingdom–4.77%
Great Portland Estates PLC	98,711	484,043
LondonMetric Property PLC	644,237	1,653,236
Segro PLC	140,785	1,605,164
Unite Group PLC (The)	85,382	1,056,199
Urban Logistics REIT PLC	383,495	554,267
		5,352,909
United States–62.63%
Alexandria Real Estate Equities, Inc.	32,431	4,180,680
Americold Realty Trust, Inc.	37,528	935,198
Camden Property Trust	29,198	2,873,083
CubeSmart	39,552	1,788,541
Digital Realty Trust, Inc.	35,672	5,138,195
Equinix, Inc.	5,371	4,432,847
Equity Residential	45,813	2,891,258
Extra Space Storage, Inc.	37,311	5,484,717
Healthpeak Properties, Inc.	153,385	2,875,969
Highwoods Properties, Inc.	47,545	1,244,728
Hilton Worldwide Holdings, Inc.	9,589	2,045,430
Host Hotels & Resorts, Inc.	180,142	3,725,337
Kilroy Realty Corp.	29,480	1,073,956
Lamar Advertising Co., Class A	16,878	2,015,402
Outfront Media, Inc.	64,902	1,089,705
PotlatchDeltic Corp.	17,661	830,420
Prologis, Inc.	15,283	1,990,152
Public Storage	3,984	1,155,599
Realty Income Corp.	37,902	2,050,498
Rexford Industrial Realty, Inc.	92,549	4,655,215
Simon Property Group, Inc.	15,566	2,435,923
Terreno Realty Corp.	48,285	3,206,124
UDR, Inc.	124,377	4,652,944
Welltower, Inc.	60,082	5,614,062
Weyerhaeuser Co.	51,059	1,833,529
		70,219,512
Total Common Stocks & Other Equity Interests (Cost $105,179,217)		110,639,960
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	456,796	456,796
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	326,061	326,191

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	522,052	$522,052
Total Money Market Funds (Cost $1,305,066)		1,305,039
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.85% (Cost $106,484,283)		111,944,999
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Invesco Private Government Fund, 7.57%(d)(e)(f)	38,620	38,620
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	99,718	$99,768
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $138,396)		138,388
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $106,622,679)		112,083,387
OTHER ASSETS LESS LIABILITIES–0.03%		32,545
NET ASSETS–100.00%		$112,115,932
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $1,761,487, which represented 1.57% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704,693	$2,882,055	$(3,129,952)	$-	$-	$456,796	$4,722
Invesco Liquid Assets Portfolio, Institutional Class	503,602	2,058,611	(2,235,880)	(170)	28	326,191	3,474
Invesco Treasury Portfolio, Institutional Class	805,364	3,293,777	(3,577,089)	-	-	522,052	5,381
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	522,007	584,003	(1,067,390)	-	-	38,620	2,083*
Invesco Private Prime Fund	1,332,649	1,496,318	(2,729,117)	(267)	185	99,768	5,586*
Total	$3,868,315	$10,314,764	$(12,739,428)	$(437)	$213	$1,443,427	$21,246

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,130,079	$—	$4,130,079
Belgium	—	634,802	—	634,802
Canada	1,890,926	—	—	1,890,926
France	—	1,927,449	—	1,927,449
Germany	—	3,308,958	—	3,308,958
Hong Kong	—	4,241,035	—	4,241,035
Japan	—	13,182,854	—	13,182,854
Netherlands	—	524,640	—	524,640
Singapore	—	1,025,942	—	1,025,942
Spain	—	2,317,893	—	2,317,893
Sweden	237,295	1,645,666	—	1,882,961
United Kingdom	—	5,352,909	—	5,352,909
United States	70,219,512	—	—	70,219,512
Money Market Funds	1,305,039	138,388	—	1,443,427
Total Investments	$73,652,772	$38,430,615	$—	$112,083,387
Invesco V.I. Global Real Estate Fund